SHARE PURCHASE AND EXCHANGE AGREEMENT	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
SHARE PURCHASE AND EXCHANGE AGREEMENT

NOTE 9 – SHARE PURCHASE AND EXCHANGE AGREEMENT

The Company has entered into a Share Exchange and Acquisition Agreement (Agreement) with Hinto Energy, Inc., formerly Garner Investments, Inc., and its Shareholders whereby Hinto will acquire the Company for 9,375,000 common shares, up to $675,000 in convertible and non-convertible promissory notes, plus accrued interest and 6,700,000 warrants in varying increments and exercise prices, subject to receipt of audited financial statements in accordance with SEC Rules and Regulations. The Company will return 2,700,000 shares of Hinto stock currently held by the Company.